Fair Value (Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Trading securities sold, not yet purchased
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases			¥ (1)
Sales			1
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		¥ 836	794
Gains (losses) in Earnings	[1]	(57)	29
Gains (losses) in OCI	[2]	(14)	10
Transfers into Level 3		1	1
Transfers out of level 3		(285)	(2)
Issuances		276	323
Settlements		(472)	(241)
Ending Balance		427	836
Change in unrealized gain (losses) still held	[3]	(11)	60
Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3		15	13
Transfers out of level 3		(7)	(15)
Trading securities | Residential mortgage- backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			8
Gains (losses) in Earnings	[4]		(1)
Sales			(6)
Settlements			(1)
Trading securities | Corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		47	71
Gains (losses) in Earnings	[4]	12	4
Transfers into Level 3		15	13
Transfers out of level 3		(7)	(15)
Purchases		214	104
Sales		(59)	(46)
Settlements		(34)	(84)
Ending Balance		189	47
Change in unrealized gain (losses) still held	[3]	9
Trading securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		21	28
Purchases		3	2
Sales		(1)	(6)
Settlements		(1)	(3)
Ending Balance		21	21
Change in unrealized gain (losses) still held	[3]		(1)
Derivative financial instruments assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers out of level 3		(33)
Derivative financial instruments assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	51	22
Gains (losses) in Earnings	[4],[5]	(44)	31
Transfers out of level 3	[5]	(32)
Settlements	[5]	38	(2)
Ending Balance	[5]	13	51
Change in unrealized gain (losses) still held	[3],[5]	8	(22)
Derivative financial instruments assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	14	32
Gains (losses) in Earnings	[4],[5]	(8)	(5)
Transfers out of level 3	[5]	0
Settlements	[5]	(15)	(13)
Ending Balance	[5]	(9)	14
Change in unrealized gain (losses) still held	[3],[5]	(10)	(6)
Derivative financial instruments assets | Equity-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	(27)	(14)
Gains (losses) in Earnings	[4],[5]	(62)	(26)
Transfers out of level 3	[5]	(1)
Settlements	[5]	20	13
Ending Balance	[5]	(70)	(27)
Change in unrealized gain (losses) still held	[3],[5]	(37)	(107)
Derivative financial instruments assets | Credit-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	(1)	1
Gains (losses) in Earnings	[4],[5]	(6)	(1)
Transfers out of level 3	[5]	0
Settlements	[5]	2	(1)
Ending Balance	[5]	(5)	(1)
Change in unrealized gain (losses) still held	[3],[5]	(3)	(5)
Derivative financial instruments assets | Other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	2
Gains (losses) in Earnings	[4],[5]	(1)	2
Transfers out of level 3	[5]	0
Settlements	[5]	(1)
Ending Balance	[5]		2
Change in unrealized gain (losses) still held	[3],[5]	(1)	2
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers out of level 3		(2)	(54)
Available-for-sale securities | Residential mortgage- backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		13	18
Purchases		0
Sales		(2)
Settlements		(3)	(5)
Ending Balance		8	13
Available-for-sale securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases		4
Ending Balance		4
Available-for-sale securities | Japanese corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		101	315
Gains (losses) in OCI	[2]	9	3
Purchases		106	25
Settlements		(49)	(242)
Ending Balance		167	101
Change in unrealized gain (losses) still held	[3]	12	8
Available-for-sale securities | Foreign corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		90	117
Gains (losses) in Earnings	[6]	8
Gains (losses) in OCI	[2]		1
Transfers out of level 3		(2)	(54)
Purchases		10	63
Settlements		(82)	(37)
Ending Balance		23	90
Change in unrealized gain (losses) still held	[3]	(1)
Available-for-sale securities | Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		63	56
Gains (losses) in Earnings	[6]	1	3
Transfers out of level 3			(1)
Purchases		47	36
Settlements		(31)	(31)
Ending Balance		¥ 80	63
Change in unrealized gain (losses) still held	[3]		¥ 1

[1]	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
[2]	Gains (losses) in OCI are reported in Other comprehensive income (loss).
[3]	Amounts represent total gains or losses recognized in earnings and other comprehensive income (loss) during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at March 31, 2023 and 2024. The amounts of unrealized gains (losses) in other comprehensive income (loss) are related to Available-for-sale securities and Long-term debt, which were ¥8 billion and ¥11 billion, respectively, at March 31, 2023, and ¥11 billion and ¥(5) billion, respectively, at March 31, 2024.
[4]	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
[5]	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
[6]	Gains (losses) in Earnings are reported in Investment gains (losses)—net.